Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property, Equipment, Net
The estimated useful lives of our property and equipment for purposes of computing depreciation are as follows (in years):

Computer equipment	3
Office equipment	3
Furniture, fixtures and equipment	3 - 7
Leasehold improvements	Shorter of the remaining lease term or estimated useful life for leasehold improvements.
Property and equipment, net consisted of the following (in thousands):

	Successor
	December 31,
	2023	2022
Computer equipment	$812	$559
Furniture and equipment	928	560
Leasehold improvements	2,511	2,468
Total	4,251	3,587
Less accumulated depreciation	(1,167)	(425)
Property and equipment, net	$3,084	$3,162